Commitment and Contingencies (Details) - CNY (¥)	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitment and Contingencies (Details) [Line Items]
Capital commitments due	¥ 2,488
Percentage of overdue	50.00%
Undiscounted payments
Minimum [Member]
Commitment and Contingencies (Details) [Line Items]
Loan term period	6 months
Maximum [Member]
Commitment and Contingencies (Details) [Line Items]
Loan term period	24 months